Tax - Summary of Current and Deferred Tax (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Current tax
Current income tax charge	£ 4.1	£ 11.2	£ 11.0	£ 4.8
Adjustment in respect of prior years	0.0	(5.4)	(2.4)	(0.9)
Current tax	4.1	5.8	8.6	3.9
Deferred tax
Origination and reversal of temporary differences	(1.3)	(15.4)	(11.6)	(9.2)
Adjustment in respect of prior years	0.0	5.4	1.9	0.9
Effect of tax rate change	0.0	(2.9)	1.4	0.2
Deferred tax	(1.3)	(12.9)	(8.3)	(8.1)
Total income tax (credit) / charge	£ 2.8	£ (7.1)	£ 0.3	£ (4.2)